Accumulated other comprehensive income (loss)	6 Months Ended
Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2021	$(39,725)	$50,817	$(33,599)	$(22,507)
OCI	(25,982)	(97,103)	32,247	(90,838)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(4,288)	42,772	9,804	48,288
Net current period OCI	$(30,270)	$(54,331)	$42,051	$(42,550)
OCI attributable to the non-controlling interests	(249)	—	—	(249)
Net current period OCI attributable to shareholders of AQN	$(30,519)	$(54,331)	$42,051	$(42,799)
Amounts reclassified from AOCI to non-controlling interest	(6,371)	—	—	(6,371)
Balance, December 31, 2021	$(76,615)	$(3,514)	$8,452	$(71,677)
OCI	(39,864)	(81,852)	—	(121,716)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(731)	10,087	(86)	9,270
Net current period OCI	$(40,595)	$(71,765)	$(86)	$(112,446)
OCI attributable to the non-controlling interests	753	—	—	753
Net current period OCI attributable to shareholders of AQN	$(39,842)	$(71,765)	$(86)	$(111,693)
Balance, June 30, 2022	$(116,457)	$(75,279)	$8,366	$(183,370)
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss), while those for pension and other post-employment actuarial changes affected pension and other post-employment non-service costs